Debt (Tables)	9 Months Ended
Sep. 30, 2020
Debt
Schedule outstanding principal balances on each loan facility

	As at
	September 30, 2020	December 31, 2019
NIBC Bank Facility	4,980,000	6,045,000
Nordea/SEB Joint Bank Facility	91,377,469	100,000,000
Nordea/SEB Revolving Facility	39,200,000	40,000,000
ABN/CACIB Joint Bank Facility	58,570,236	61,462,500
ABN AMRO Revolving Facility	12,620,255	4,019,007
Total debt	206,747,960	211,526,507
Deferred finance fees	(3,451,484)	(4,243,494)
Net total debt	203,296,476	207,283,013
Current portion of long-term debt	22,261,236	21,274,111
Current portion of deferred finance fees	(981,214)	(1,057,940)
Total current portion of long-term debt	21,280,022	20,216,171
Non-current portion of long-term debt	182,016,454	187,066,842

Schedule of future minimum repayments under the loan facilities

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As at
September 30, 2020
2020 (1)	4,675,309
2021	21,906,236
2022	29,901,491
2023	17,281,236
2024	132,983,688
206,747,960

(1)Three-month period ending December 31, 2020